Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	12 Months Ended	22 Months Ended	44 Months Ended	46 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Apr. 04, 2024	Dec. 31, 2023	Mar. 06, 2023	Dec. 31, 2022	Dec. 31, 2021	May 03, 2021	Feb. 26, 2021
C000222788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap 40 ETF
Account Value	$ 9,867.2	$ 9,867.2	$ 9,867.2	$ 9,867.2	$ 9,867.2										$ 7,184.31		$ 6,175.34	$ 10,565.16		$ 10,000
Average Annual Return, Percent		37.34%			(0.35%)
C000222789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger 35 ETF
Account Value	12,713.74	$ 12,713.74	12,713.74	$ 12,713.74	$ 12,713.74										8,655.59		6,538.63	10,200	$ 10,000
Average Annual Return, Percent		46.89%		6.77%
C000240821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Enduring Growth ETF
Account Value	12,986.49	$ 12,986.49	$ 12,986.49	$ 12,986.49	12,986.49										11,118.09	$ 10,000
Average Annual Return, Percent		16.80%	15.42%
C000248577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity ETF
Account Value	$ 13,119.56	$ 13,119.56	$ 13,119.56	13,119.56	13,119.56	$ 12,997.47	$ 11,878.48	$ 11,686.07	$ 11,124.05	$ 10,774.68	$ 11,164.55	$ 10,516.45	$ 9,625.31	$ 10,000
Average Annual Return, Percent	31.20%
C000248578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters ETF
Account Value	$ 13,367.24	$ 13,367.24	13,367.24	13,367.24	13,367.24	13,299.53	11,966.54	11,779.01	11,089.7	10,755.19	11,175.87	10,435.88	9,589.45	9,999.99
Average Annual Return, Percent	33.67%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 14,837.81	$ 14,837.81	$ 14,837.81	$ 14,837.81	$ 14,837.81	11,824.20864	11,168.61116	11,271.17889	11,035.02927	10,773.24	10,643.39018	10,274.53	9,789	10,000	11,868.35078	10,000	9,397.7	11,476	10,000	10,000
Average Annual Return, Percent	15.41%	25.02%	24.59%	11.37%	13.66%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Account Value	$ 12,524.19612	$ 12,524.19612	$ 12,524.19612	$ 12,524.19612	$ 12,524.19612										10,257.74	$ 10,000	8,149.4688	11,121		$ 10,000
Average Annual Return, Percent		22.10%	20.27%		6.03%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Account Value	15,567.12628	$ 15,567.12628	$ 15,567.12628	$ 15,567.12628	$ 15,567.12628										$ 11,752.32242		$ 8,322.5851	$ 11,717	$ 10,000
Average Annual Return, Percent		32.46%		12.84%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value	$ 12,222.781	$ 12,222.781	$ 12,222.781	$ 12,222.781	$ 12,222.781	$ 12,115.16753	$ 11,376.8124	$ 11,414.48019	$ 11,100.34055	$ 10,874.15806	$ 11,062.22	$ 10,363.7022	$ 9,778	$ 10,000
Average Annual Return, Percent	22.23%